Document and Entity Information	Aug. 11, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2015
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 11, 2011
Document Effective Date	Aug. 11, 2011
Prospectus Date	Dec. 01, 2014
Eaton Vance Hexavest U.S. Equity Fund | Class A
Risk/Return:
Trading Symbol	EHUAX
Eaton Vance Hexavest U.S. Equity Fund | Class I
Risk/Return:
Trading Symbol	EHUIX